ANNUAL REPORT


                                    [LOGO]

                                     SM&R
                            SM&R INVESTMENTS, INC.
                              FIXED INCOME FUNDS
                             GOVERNMENT BOND FUND
                                 PRIMARY FUND
                                TAX FREE FUND
                              MONEY MARKET FUND




"The financial statements and discussions contained herein are included for the general information of our shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus."


                                                       Annual Report
                                                       August 31, 2000

SM&R INVESTMENTS, INC.           2450 South Shore Blvd, League City, Texas 77573
--------------------------------------------------------------------------------

                                   DIRECTORS
                            Ernest S. Barratt, Ph.D.
                              Lea McLeod Matthews
                              Michael W. McCroskey
                                Ann McLeod Moody
                                 Edwin K. Nolan
                            Robert V. Shattuck, Jr.
                               Jamie G. Williams
                              Frank P. Williamson

                                    OFFICERS
                        Michael W. McCroskey, President
                Brenda T. Koelemay, Vice President and Treasurer
                        Emerson V. Unger, Vice President
                Teresa E. Axelson, Vice President and Secretary

                         INVESTMENT ADVISOR AND MANAGER
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                           Houston, Texas 77258-8969

                                   CUSTODIAN
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                           Houston, Texas 77258-8969

                                 LEGAL COUNSEL
                          Greer, Herz & Adams, L.L.P.
                                One Moody Plaza
                             Galveston, Texas 77550

                        UNDERWRITER AND REDEMPTION AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                           Houston, Texas 77258-8969

              TRANSFER AGENT, REGISTRAR AND DIVIDEND PAYING AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                           Houston, Texas 77258-8969

                              INDEPENDENT AUDITORS
                              Tait, Weller & Baker
                         8 Penn Center Plaza, Suite 800
                     Philadelphia, Pennsylvania 19103-2108

PORTFOLIO MANAGER'S DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------
SM&R GOVERNMENT BOND FUND

GUIDING PRINCIPLES

As we take on our fiduciary responsibility of prudently managing shareholder assets, we squarely focus on two very important principles:

1. We believe SM&R Government Bond Fund shareholders are truly conservative in nature, with low tolerance for risk.

2. Our goal is to consistently pass on competitive levels of current income, without sacrificing credit quality or owning risky, yield-enhancing securities that can surprise investors when interest rates become volatile.

ECONOMIC REVIEW
For more than half of the last one year period, it has been a difficult time to be a bond investor. Beginning in June of 1999, the Federal Reserve embarked on a nearly year-long mission to keep our economy from barreling down the tracks of growth and prosperity at such a pace that might lead to an unfortunate derailment, which would come at the hands of inflation. Since June of '99, Chairman Greenspan and his conductors have raised short-term interest rates six times, which is one of the more aggressive preemptive inflation strikes in history. The actions of our central bank were warranted, however, as our red-hot economy, led by strong consumer confidence and spending, turned in annualized quarterly growth spurts of 8.3% during the fourth quarter of 1999, 4.8% during the first quarter of 2000, and 5.2% over the second quarter of this year. Clearly, these types of growth readings equate to a slippery slope with the inflation monster looming at the bottom. After all, it wasn't so long ago that we were "comfortable" with the prospects of continued subdued inflation so long as growth remained only in the 2.5 to 3% annual range. The bottom line is, however, we are experiencing this dramatic economic growth cycle and inflation is still relatively tame, with most estimates for year 2000 consumer inflation to be a little above 3%. It appears that Chairman Greenspan and the Federal Reserve board, along with some substantial help from continued corporate productivity gains, are continuing their `pro-growth-yet-inflation-hawkish' winning ways.

FUND PERFORMANCE
Again, for the first several months of this fiscal year, the Fund was severely challenged to provide positive investment return in a steeply rising interest rate environment. As the inflation picture became more focused, the longer end of the yield curve, confident that higher short rates would effectively deal with inflation, began to rally and thus bond prices improved. Over the last fiscal year (thru 8-31-2000), the fund has provided a total return of 5.58% to class "T" investors, at net asset value. Through the first eight months of calendar year 2000, the fund offered class "T" shareholders a total return 4.59%, as of 8-31-2000, at net asset value.

LOOKING AHEAD
As we move through the remainder of 2000 we expect to see the economy continue its cooling trend, but would still expect 2001 growth to be in the neighborhood of 3.5%, while inflation may decrease slightly to just under 3%. Moving forward we plan to continue relying on individual security selection and market sector selection strategies, rather than tailoring the portfolio to brash interest rate calls. For example, over the last couple of years we have taken advantage of what we perceived to be yield spread inefficiencies to add a significant percentage of highly rated corporate bonds to the portfolio for additional yield with only slightly higher risk. We certainly spend a great deal of time analyzing the yield curve, but are keenly aware of the margin of error involved with attempting to predict interest rates. We believe our focus on identifying sector inefficiencies will lead to stronger, more consistent performance over time.

Finally, for more updated Fund and economic information throughout the year, visit our website at www.smrinvest.com. Thank you for your continued confidence in the SM&R Mutual Funds.

AVERAGE ANNUAL RETURNS* AS OF AUGUST 31, 2000

                                     Class T              Class A              Class B              Class C

1 Year                                0.79%                0.14%                1.64%                2.28%
5 Years                               4.31%                 --                   --                   --
Since Inception                       5.75%               (0.61%)               0.16%                0.36%

Since Inception
(without sales charge)                6.32%                2.33%                2.02%                1.60%

*Average annual returns are based on the maximum sales charge and reinvestment of all dividends and capital gains. The current maximum initial sales charge for Class T is 4.5%. The current maximum initial sales charge for Class A and C shares is 4.75% and 1.00%, respectively. Class B shares reflect the applicable contingent deferred sales charge (CDSC), which is 3% in the first year, declines to 1% in the third year, and is eliminated thereafter. A CDSC of 1.00% applies to redemption of Class C shares only within the first thirteen months of purchase.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE SM&R GOVERNMENT BOND FUND CLASS T AND LEHMAN BROTHERS GOVERNMENT/MORTGAGE-BACKED SECURITIES INDEX

                     LEHMAN BROTHERS              SM&R
                  GOVERNMENT/MORTGAGE-    GOVERNMENT BOND FUND
                 BACKED SECURITIES INDEX        CLASS T
March 31, 1992                   $10,000                $9,551
August 31, 1992                  $10,711               $10,321
August 31, 1993                  $11,833               $11,366
August 31, 1994                  $11,671               $11,092
August 31, 1995                  $12,945               $12,407
August 31, 1996                  $13,484               $12,733
August 31, 1997                  $14,799               $13,926
August 31, 1998                  $16,411               $15,084
August 31, 1999                  $16,547               $15,199
August 31, 2000                  $17,848               $16,044

Fund operations began March 16, 1992. 9/1/039/1/04 1654717848

           PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

The SM&R Government Bond Fund's performance figures are historical and reflect reinvestment of all dividends and capital gains distributions and changes in net asset value. Returns for Class A, B and C will vary from Class T as shown above (see average annual returns chart above) due to differences in expenses and sales charge structure. Investor's share prices and returns will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO MANAGER'S DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------
SM&R PRIMARY FUND

GUIDING PRINCIPLES
The SM&R Primary Fund (the "Primary Fund") seeks maximum current income consistent with capital preservation and liquidity. Primarily, the Primary Fund invests in commercial paper, which is short term, unsecured promissory notes issued by principally large corporations.

1. We strive for share price stability (although the Primary Fund is not a money market fund, where the implication is a perpetual $1.00 share price).

2. We only invest in commercial paper in one of the two highest rating categories.

Because of its relatively new classification as an ultra short-term bond fund, it is important that you be aware that the Fund also invests in:

    - U.S. Government obligations

    - Corporate debt obligations maturing in five years or less and rated "A" or higher

    - Certificates of deposit, generally maturing in three years or less

    - Repurchase agreements

ECONOMIC REVIEW
For more than half of the last one year period it has been a difficult time to be a bond investor. Beginning in June of 1999, the Federal Reserve embarked on a nearly year-long mission to keep our economy from barreling down the tracks of growth and prosperity at such a pace that might lead to an unfortunate derailment, which would come at the hands of inflation. Since June of '99, Chairman Greenspan and his conductors have raised short-term interest rates six times, which is one of the more aggressive preemptive inflation strikes in history. The actions of our central bank were warranted, however, as our red-hot economy, led by strong consumer confidence and spending, turned in annualized quarterly growth spurts of 8.3% during Q4 of 1999, 4.8% during Q1 of 2000, and 5.2% over the second quarter of this year. Clearly, these types of growth readings equate to a slippery slope with the inflation monster looming at the bottom. After all, it wasn't so long ago that we were "comfortable" with the prospects of continued subdued inflation so long as growth remained only in the
2.5 to 3% annual range. The bottom line is, however, we are experiencing this dramatic economic growth cycle and inflation is still relatively tame, with most estimates for year 2000 consumer inflation to be a little above 3%. It appears that Chairman Greenspan and the Federal Reserve board, along with some substantial help from continued corporate productivity gains, are continuing their `pro-growth-yet-inflation-hawkish' winning ways.

FUND PERFORMANCE
While periods of consistent interest rate increases are generally not conducive to positive bond market performance, these short-term rate hikes have increased the yield potential within the Fund. In fact, the 30-day yield on the Primary Fund on September 1st, 1999, was 4.82%. As of August 31st, 2000, the 30-day yield had climbed to 5.96%, a range not experienced in the shorter-term bond arena for quite a few years. Over the last one-year period (thru 8-31-2000), the Primary Fund has managed a total return of 4.68%, while its year-to-date total return stands at 3.93%, as-of 8-31-2000.

LOOKING AHEAD
As we move through the remainder of 2000, we expect to see the economy continue its cooling trend, but would still expect 2001 growth to be in the neighborhood of 3.5%, while inflation may decrease slightly to just under 3%. As we speak, Fed watchers are sifting through each economic release attempting to get a feel for when the Fed is likely replace its tightening bias with a neutral one. Our feeling is, though progress has been made in slowing the economy, the Fed does not yet have the arsenal of evidence necessary to emphatically announce a bias change. Additional interesting bond market events to watch over the next few years will include further interest rate spread developments as the supply of the benchmark 30-year Treasury bond is impacted by Federal Reserve buyback programs and reductions in the rate of 30-year bond issuance.

Finally, for more updated Fund and economic information throughout the year, visit our website at www.smrinvest.com. Thank you for your continued confidence in the SM&R Mutual Funds.

AVERAGE ANNUAL RETURNS* AS OF AUGUST 31, 2000

1 Year                                                4.68%
5 Years                                               4.93%
Since Inception                                       4.32%

*The SM&R Primary Fund does not have a sales charge. Average annual returns include reinvestment of all dividends and capital gains.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE SM&R PRIMARY FUND AND LEHMAN BROTHERS GOVERNMENT/CORPORATE INDEX

                        LEHMAN
                 GOVERNMENT/CORPORATE
                        INDEX          SM&R PRIMARY FUND
March 31, 1992                $10,000            $10,000
August 31, 1992               $11,404            $10,149
August 31, 1993               $12,838            $10,411
August 31, 1994               $12,539            $10,714
August 31, 1995               $13,979            $11,250
August 31, 1996               $14,500            $11,820
August 31, 1997               $15,923            $12,409
August 31, 1998               $17,743            $13,048
August 31, 1999               $22,871            $13,669
August 31, 2000               $24,599            $14,309

Funds operations began March 16, 1992.

           PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

The SM&R Primary Fund's performance figures are historical and reflect reinvestment of all dividends and capital gains distributions and changes in net asset value. Investor's share prices and returns will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO MANAGER'S DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------
SM&R TAX FREE FUND

GUIDING PRINCIPLES
We manage this Fund to prudently provide current tax-free income . To live up to this conservative objective, we adhere to the following:

1.  We seek to maintain an average credit quality rating of AA

2. We maintain a conservative, well diversified portfolio designed to methodically produce monthly tax free income, while attempting to keep taxable, realized capital gains, to a minimum.

ECONOMIC REVIEW
For more than half of the last one year period it has been a difficult time to be a bond investor. Beginning in June of 1999, the Federal Reserve embarked on a nearly year-long mission to keep our economy from barreling down the tracks of growth and prosperity at such a pace that might lead to an unfortunate derailment, which would come at the hands of inflation. Since June of '99, Chairman Greenspan and his conductors have raised short-term interest rates six times, which is one of the more aggressive preemptive inflation strikes in history. The actions of our central bank were warranted, however, as our red-hot economy, led by strong consumer confidence and spending, turned in annualized quarterly growth spurts of 8.3% during Q4 of 1999, 4.8% during Q1 of 2000, and 5.2% over the second quarter of this year. Clearly, these types of growth readings equate to a slippery slope with the inflation monster looming at the bottom. After all, it wasn't so long ago that we were "comfortable" with the prospects of continued subdued inflation so long as growth remained only in the
2.5 to 3% annual range. The bottom line is, however, we are experiencing this dramatic economic growth cycle and inflation is still relatively tame, with most estimates for year 2000 consumer inflation to be a little above 3%. It appears that Chairman Greenspan and the Federal Reserve board, along with some substantial help from continued corporate productivity gains, are continuing their `pro-growth-yet-inflation-hawkish' winning ways.

FUND PERFORMANCE
While periods of consistent interest rate increases are generally not conducive to positive bond market performance, the last twelve months have offered periods in which yield spreads have been decidedly in favor of municipal securities, thus benefiting our shareholders as we have taken selective advantage of this development. For class "T" shareholders, over the last 12 months (thru 8-31-2000) the Fund has offered a total return of 6.16%, at net asset value. Year to date, the Fund has rewarded class "T" investors with a 7.32%, as-of 8-31-2000.

LOOKING AHEAD
As we move through the remainder of 2000 we expect to see the economy continue its cooling trend, but would still expect 2001 growth to be in the neighborhood of 3.5%, while inflation may decrease slightly to just under 3%. Moving forward we plan to continue relying on individual security selection and market sector selection strategies, rather than tailoring the portfolio to brash interest rate calls. Interesting bond market events to watch over the next few years will include further interest rate spread developments as the supply of the benchmark 30-year Treasury bond is impacted by Federal Reserve buyback programs and reductions in the rate of 30-year bond issuance.

Finally, for more updated Fund and economic information throughout the year, visit our website at www.smrinvest.com. Thank you for your continued confidence in the SM&R Mutual Funds.

AVERAGE ANNUAL RETURNS* AS OF AUGUST 31, 2000

                                     Class T              Class A              Class B              Class C

1 Year                                1.37%                0.83%                2.26%                3.57%
5 Years                               4.63%                 --                   --                   --
Since Inception                       4.38%               (0.93%)              (0.36%)               0.46%

Since Inception
(without sales charge)                5.07%                2.00%                1.47%                1.70%

*Average annual returns are based on the maximum sales charge and reinvestment of all dividends and capital gains. The current maximum initial sales charge for Class T is 4.5%. The current maximum initial sales charge for Class A and C shares is 4.75% and 1.00%, respectively. Class B shares reflect the applicable contingent deferred sales charge (CDSC), which is 3% in the first year, declines to 1% in the third year, and is eliminated thereafter. A CDSC of 1.00% applies to redemption of Class C shares only within the first thirteen months of purchase.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
SM&R TAX FREE FUND AND LEHMAN BROTHERS MUNICIPAL INDEX

                   LEHMAN BROTHERS          SM&R
                   MUNICIPAL INDEX  TAX FREE FUND CLASS T
September 9, 1993          $10,000                 $9,551
August 31, 1994             $9,901                 $9,412
August 31, 1995            $10,779                $10,274
August 31, 1996            $11,343                $10,806
August 31, 1997            $12,392                $11,737
August 31, 1998            $13,542                $12,744
August 31, 1999            $13,610                $12,708
August 31, 2000            $14,531                $13,489

Fund operations began September 9, 1993.

           PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

The SM&R Tax Free Fund's performance figures are historical and reflect reinvestment of all dividends and capital gains distributions and changes in net asset value. Fund income from the SM&R Tax Free Fund may be subject to alternative minimum tax. Returns for Class A, B and C will vary from Class T as shown above (see average annual returns chart above) due to differences in expenses and sales charge structure. Investor's share prices and returns will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

SCHEDULE OF INVESTMENTS  August 31, 2000
--------------------------------------------------------------------------------
GOVERNMENT BOND FUND

                                                             INTEREST/
                                                  MATURITY    STATED        FACE
COMMERCIAL PAPER                                    DATE      RATE(%)      AMOUNT       VALUE
GOVERNMENT AGENCIES--2.61%
Federal Home Loan Bank                            09/01/00     6.400     $  200,000  $   200,000
Federal Home Loan Mortgage Corporation            09/05/00     6.400        116,000      115,917
Federal Home Loan Mortgage Corporation            09/21/00     6.500        150,000      149,457
Federal National Mortgage Corporation             09/28/00     6.440        139,000      138,327
                                                                                     -----------
                                                      TOTAL COMMERCIAL PAPER--2.61%
                                                                    (Cost $603,701)      603,701
                                                                                     -----------
CORPORATE BONDS
AUTO & TRUCK MANUFACTURERS--4.10%
General Motors Corporation                        05/01/08     6.375      1,000,000      948,534
BANKS--4.06%
Chase Manhattan Corporation                       02/15/08     6.375      1,000,000      939,737
FINANCIAL SERVICES--12.68%
Bear Stearns Companies, Incorporated              03/30/03     6.200        175,000      170,258
CNA Financial Corporation                         01/15/08     6.450      1,000,000      868,738
Household Finance Corporation                     06/17/08     6.400      1,000,000      924,226
Morgan Stanley, Dean Witter & Discover            03/01/07     6.875      1,000,000      971,684
                                                                                     -----------
                                                                                       2,934,906
MEDICAL SERVICES--4.26%
Aetna Services, Incorporated                      08/15/36     6.970      1,000,000      987,702
NATURAL GAS--2.18%
National Fuel Gas Company                         02/01/04     7.750        500,000      504,604
TELECOM--CELLULAR--4.30%
GTE Corporation                                   04/01/09     7.510      1,000,000      994,730
                                                                                     -----------
                                                      TOTAL CORPORATE BONDS--31.58%
                                                                  (Cost $7,767,346)    7,310,213
                                                                                     -----------
FOREIGN BONDS
U S DOLLAR DENOMINATED
FOREIGN GOVERNMENT BONDS--1.97%
Province of Quebec, Canada                        02/15/09     5.750        500,000      455,674
                                                                                     -----------
                                                         TOTAL FOREIGN BONDS--1.97%
                                                                    (Cost $452,628)      455,674
                                                                                     -----------
U S GOVERNMENT AGENCY AND
U S GOVERNMENT SECURITIES
U S GOVERNMENT AGENCY SECURITIES--60.60%
Federal Home Loan Bank                            08/05/04     7.380      1,000,000    1,020,027
Federal Home Loan Bank                            10/25/05     6.230        150,000      146,433
Federal Home Loan Mortgage Corporation            08/01/05     6.750        165,000      164,441
Federal Home Loan Mortgage Corporation            09/15/06     7.000        106,404      106,169

SCHEDULE OF INVESTMENTS  August 31, 2000
--------------------------------------------------------------------------------
GOVERNMENT BOND FUND, CONTINUED

                                                                             INTEREST/
U S GOVERNMENT AGENCY AND                                          MATURITY   STATED       FACE
U S GOVERNMENT SECURITIES                                            DATE     RATE(%)     AMOUNT       VALUE
Federal Home Loan Mortgage Corporation                             03/15/07    7.000    $  659,249  $   656,909
Federal Home Loan Mortgage Corporation                             09/15/07    7.000     1,000,000      997,090
Federal Home Loan Mortgage Corporation                             04/15/23    7.000     1,000,000      992,270
Federal Home Loan Mortgage Corporation                             06/15/27    7.500     1,000,000    1,004,240
Federal National Mortgage Association                              02/11/02    7.500     1,585,000    1,602,089
Federal National Mortgage Association                              09/12/05    6.550       100,000       99,030
Federal National Mortgage Association                              04/10/07    7.700       300,000      297,665
Federal National Mortgage Association                              07/25/07    7.000       864,621      860,281
Federal National Mortgage Association                              03/16/09    6.320       250,000      237,595
Federal National Mortgage Association                              04/29/09    6.500     1,000,000      946,300
Federal National Mortgage Association                              05/18/09    6.500     1,500,000    1,438,020
Federal National Mortgage Association                              11/18/15    6.350       420,470      417,535
Federal National Mortgage Association                              08/01/30    8.000     1,000,000    1,009,526
Private Export Funding                                             01/15/10    7.200     1,000,000    1,020,028
Tennessee Valley Authority                                         12/15/17    6.250       300,000      278,786
Vende                                                              09/15/15    6.500       736,330      730,491
                                                                                                    -----------
                                                                                                     14,024,925
U S GOVERNMENT SECURITIES--2.19%
U S Treasury Bonds                                                 02/15/26    6.000       500,000      506,875
                                                                                                    -----------
                                 TOTAL U S GOVERNMENT AGENCY and U S GOVERNMENT SECURITIES--62.79%
                                                                                (Cost $14,526,448)   14,531,800
                                                                                                    -----------
                                                                         TOTAL INVESTMENTS--98.95%
                                                                                (Cost $23,350,123)   22,901,388
                                                    CASH AND OTHER ASSETS, LESS LIABILITIES--1.05%      243,290
                                                                                                    -----------
                                                                         TOTAL NET ASSETS--100.00%  $23,144,678
                                                                                                    ===========

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2000
--------------------------------------------------------------------------------
GOVERNMENT BOND FUND

ASSETS
Investment in securities, at value                            $ 22,901,388
Cash                                                                22,770
Prepaid expenses                                                    25,642
Receivable for:
  Capital stock sold                                                 2,903
  Interest                                                         243,804
  Expense reimbursement                                              2,828
Other assets                                                         2,782
                                                              ------------
                                                TOTAL ASSETS    23,202,117
                                                              ------------
LIABILITIES
  Capital stock reacquired                                          27,423
  Distribution payable                                               3,820
Accrued:
  Investment advisory fee                                            9,759
  Service fee                                                        4,880
Other liabilities                                                   11,557
                                                              ------------
                                           TOTAL LIABILITIES        57,439
                                                              ------------
               NET ASSETS (applicable to shares outstanding)  $ 23,144,678
                                                              ============
NET ASSETS:
Class A                                                       $    127,344
--------------------------------------------------------------------------
Class B                                                       $     78,137
--------------------------------------------------------------------------
Class C                                                       $     11,514
--------------------------------------------------------------------------
Class T                                                       $ 22,927,683
--------------------------------------------------------------------------
Total Net Assets                                              $ 23,144,678
                                                              ============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                   100,000,000
  Outstanding                                                       12,564
--------------------------------------------------------------------------
Class B:
  Authorized                                                   100,000,000
  Outstanding                                                        7,709
--------------------------------------------------------------------------
Class C:
  Authorized                                                   100,000,000
  Outstanding                                                        1,141
--------------------------------------------------------------------------
Class T:
  Authorized                                                    23,000,000
  Outstanding                                                    2,282,147
--------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share              $      10.14
  Offering price per share: (Net Assets value of $10.14 /
   95.25%)                                                    $      10.65
--------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                $      10.14
--------------------------------------------------------------------------
Class C:
  Net asset value and redemption price per share              $      10.09
  Offering price per share: (Net Assets value of $10.09 /
   99.00%)                                                    $      10.19
--------------------------------------------------------------------------
Class T:
  Net asset value and redemption price per share              $      10.05
  Offering price per share: (Net Assets value of $10.05 /
   95.5%)                                                     $      10.52
--------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS  For Year Ended August 31, 2000
--------------------------------------------------------------------------------
GOVERNMENT BOND FUND

INVESTMENT INCOME
Interest                                                       $1,577,979
EXPENSES
Investment advisory fees                                          114,520
Service fees                                                       57,261
Professional fees                                                  11,731
Custody and transaction fees                                       13,966
Directors' fees                                                     5,450
Qualification fees                                                 14,796
Shareholder reporting expenses                                      4,702
Insurance expenses                                                  1,848
Distribution Fees                                                     786
                                                               ----------
                                              TOTAL EXPENSES      225,060
                                    LESS EXPENSES REIMBURSED         (102)
                                                               ----------
                                                NET EXPENSES      224,958
                                                               ----------
INVESTMENT INCOME--NET                                          1,353,021
                                                               ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments                                (27,911)
  Change in unrealized depreciation of investments for the
   year                                                           (91,162)
                                                               ----------
NET LOSS ON INVESTMENTS                                          (119,073)
                                                               ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $1,233,948
                                                               ==========

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                YEAR ENDED AUGUST 31,
                                                              -------------------------
                                                                 2000          1999
                                                              -----------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                      $ 1,353,021   $ 1,347,702
  Net realized gain (loss) on investments                         (27,911)       45,700
  Change in unrealized depreciation                               (91,162)   (1,198,180)
                                                              -----------   -----------
  Net increase in net assets resulting from operations          1,233,948       195,222
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                        (5,129)         (651)
    Class B                                                        (3,094)         (209)
    Class C                                                          (547)         (131)
    Class T                                                    (1,344,156)   (1,346,738)
                                                              -----------   -----------
    Total distributions to shareholders                        (1,352,926)   (1,347,729)
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                        58,691        69,763
    Class B                                                        70,603         8,079
    Class C                                                           547        11,131
    Class T                                                      (321,873)      537,687
                                                              -----------   -----------
    Total net capital share transactions                         (192,032)      626,660
                                                              -----------   -----------
TOTAL DECREASE                                                   (311,010)     (525,847)
NET ASSETS
  Beginning of Year                                            23,455,688    23,981,535
                                                              -----------   -----------
  End of Year                                                 $23,144,678   $23,455,688
                                                              ===========   ===========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the year.

GOVERNMENT BOND FUND

                                                                                        CLASS T
                                                        ------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                            2000           1999           1998           1997           1996
                                                        ------------   ------------   ------------   ------------   ------------
      Net Asset Value, Beginning of Year                $ 10.10        $ 10.60        $ 10.42        $ 10.14        $ 10.51
      Investment income--net                               0.59           0.59           0.64           0.67           0.65
      Net realized and unrealized gain (loss) on
       investments                                        (0.05)         (0.50)          0.20           0.26          (0.37)
                                                        -------        -------        -------        -------        -------
                      Total from Investment Operations     0.54           0.09           0.84           0.93           0.28
      Less distributions from
        Investment income--net                            (0.59)         (0.59)         (0.66)         (0.65)         (0.65)
                                                        -------        -------        -------        -------        -------
                                   Total Distributions    (0.59)         (0.59)         (0.66)         (0.65)         (0.65)
                                                        -------        -------        -------        -------        -------
      Net Asset Value, End of Year                      $ 10.05        $ 10.10        $ 10.60        $ 10.42        $ 10.14
                                                        =======        =======        =======        =======        =======
                                          Total Return     5.58 %         0.76 %         8.31 %         9.37 %         2.63 %
                                                        =======        =======        =======        =======        =======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of year (000's omitted)           $22,928        $23,368        $23,982        $23,683        $21,127
      Ratio of expenses with reimbursement to average
       net assets                                          0.98 %         1.00 %         1.00 %         1.00 %         1.00 %
      Ratio of expenses without reimbursement to
       average net assets                                  0.98 %         1.11 %         1.00 %         1.07 %         1.20 %
      Ratio of net investment income to average net
       assets                                              5.91 %         5.58 %         6.08 %         6.46 %         6.17 %
      Portfolio turnover rate                             30.87 %        22.86 %        32.71 %         9.06 %        30.17 %

                                                 CLASS A                            CLASS B                 CLASS C
                                                  SHARES                            SHARES                   SHARES
                                     --------------------------------   -------------------------------   ------------
                                                       PERIOD FROM                       PERIOD FROM
                                      YEAR ENDED     JANUARY 1, 1999     YEAR ENDED    JANUARY 1, 1999     YEAR ENDED
                                      AUGUST 31,      TO AUGUST 31,      AUGUST 31,     TO AUGUST 31,      AUGUST 31,
                                     -------------   ----------------   ------------   ----------------   ------------
                                         2000              1999             2000             1999             2000
                                     -------------   ----------------   ------------   ----------------   ------------
    Net Asset Value, Beginning of
     Period                          $  10.20          $ 10.62          $ 10.16          $10.62           $ 10.15
    Investment income--net               0.57             0.30             0.49            0.33              0.49
    Net realized and unrealized
     gain (loss) on investments         (0.06)           (0.42)           (0.02)          (0.46)            (0.06)
                                     --------          -------          -------          ------           -------
    Total from Investment
     Operations                          0.51            (0.12)            0.47           (0.13)             0.43
    Less distributions from
      Investment income--net            (0.57)           (0.30)           (0.49)          (0.33)            (0.49)
                                     --------          -------          -------          ------           -------
                Total Distributions     (0.57)           (0.30)           (0.49)          (0.33)            (0.49)
                                     --------          -------          -------          ------           -------
    Net Asset Value, End of Period   $  10.14          $ 10.20          $ 10.14          $10.16           $ 10.09
                                     ========          =======          =======          ======           =======
                       Total Return      5.15 %          (1.17)%**         4.74 %         (1.30)%**          4.39 %
                                     ========          =======          =======          ======           =======
    RATIOS (IN PERCENTAGES)/
     SUPPLEMENTAL DATA
    Net Assets, end of period        $127,344          $68,792          $78,137          $7,743           $11,514
    Ratio of expenses with
     reimbursement to average net
     assets                              1.25 %           1.25 %*          1.75 %          1.75 %*           2.00 %
    Ratio of expenses without
     reimbursement to average net
     assets                              1.29 %           1.42 %*          1.84 %          1.77 %*           2.12 %
    Ratio of net investment income
     to average net assets               5.68 %           5.25 %*          5.12 %          4.86 %*           4.89 %
    Portfolio turnover rate             30.87 %          22.86 %          30.87 %         22.86 %           30.87 %

                                         CLASS C
                                          SHARES
                                     ----------------
                                       PERIOD FROM
                                     JANUARY 1, 1999
                                      TO AUGUST 31,
                                     ----------------
                                           1999
                                     ----------------
    Net Asset Value, Beginning of
     Period                            $ 10.62
    Investment income--net                0.30
    Net realized and unrealized
     gain (loss) on investments          (0.47)
                                       -------
    Total from Investment
     Operations                          (0.17)
    Less distributions from
      Investment income--net             (0.30)
                                       -------
                Total Distributions      (0.30)
                                       -------
    Net Asset Value, End of Period     $ 10.15
                                       =======
                       Total Return      (1.64)%**
                                       =======
    RATIOS (IN PERCENTAGES)/
     SUPPLEMENTAL DATA
    Net Assets, end of period          $11,022
    Ratio of expenses with
     reimbursement to average net
     assets                               2.00 %*
    Ratio of expenses without
     reimbursement to average net
     assets                               2.25 %*
    Ratio of net investment income
     to average net assets                4.54 %*
    Portfolio turnover rate              22.86 %

*   Ratios annualized

**  Returns are not annualized

See notes to financial statements.

SCHEDULE OF INVESTMENTS  August 31, 2000
--------------------------------------------------------------------------------
PRIMARY FUND

                                                             INTEREST/
                                                  MATURITY    STATED        FACE
                                                    DATE     RATE (%)      AMOUNT       VALUE
COMMERCIAL PAPER
AUTO PARTS MANUFACTURERS--3.02%
AutoZone Incorporated                             09/15/00    6.700      $  811,000  $   808,881
CHEMICALS--7.47%
Eastman Chemical Company                          09/08/00    6.700       1,007,000    1,005,683
Union Carbide Corporation                         09/22/00    6.800       1,000,000      996,028
                                                                                     -----------
                                                                                       2,001,711
CHEMICALS--SPECIALTY--4.14%
RPM Incorporated                                  09/21/00    6.850       1,114,000    1,109,757
COMMUNICATION EQUIPMENT--3.33%
Cox Enterprises Incorporated                      09/07/00    6.730         893,000      891,992
ELECTRIC POWER--8.88%
GPU Incorporated                                  09/20/00    6.850       1,200,000    1,195,655
Nevada Power Company                              10/11/00    6.800       1,193,000    1,183,983
                                                                                     -----------
                                                                                       2,379,638
ELECTRONICS--3.68%
AVNET Incorporated                                10/06/00    6.720         992,000      985,505
FINANCIAL SERVICES--15.72%
Comdisco Incorporated                             10/10/00    6.830       1,156,000    1,147,398
Houston Industries FinanceCo L.P.                 09/05/00    6.800         974,000      973,261
PP&L Capital Funding Incorporated                 09/06/00    6.750       1,092,000    1,090,972
Xerox Credit Corporation                          09/01/00    6.930       1,000,000    1,000,000
                                                                                     -----------
                                                                                       4,211,631
FOOD PRODUCERS--3.71%
McCormick & Company Incorporated                  09/25/00    6.670       1,000,000      995,551
FURNITURE/APPLIANCES/TOOLS--4.54%
Maytag Corporation                                09/11/00    6.700       1,218,000    1,215,726
LEISURE TIME/GAMING--3.77%
Mattel Incorporated                               09/12/00    6.760       1,012,000    1,009,889
MACHINERY/EQUIPMENT--3.20%
Ingersoll-Rand Company                            09/14/00    6.700         860,000      857,913
MANUFACTURING-SPECIALITY--5.91%
Goodyear Tire & Rubber Company (The)              10/19/00    6.750       1,009,000      999,904
Pentair, Incorporated                             09/19/00    6.720         585,000      583,033
                                                                                     -----------
                                                                                       1,582,937
MEDICAL SERVICES--2.08%
PerkinElmer, Incorporated                         09/19/00    6.750         560,000      558,104
NATURAL GAS--1.80%
Sierra Pacific Power Company                      09/18/00    6.700         483,000      481,469
OIL SERVICES--2.48%
UOP                                               09/18/00    6.720         667,000      664,881
PAPER/FOREST PRODUCTS--4.34%
International Paper Company                       10/05/00    6.750       1,171,000    1,163,533
PHOTOGRAPHY/IMAGING--3.68%
Xerox Corporation                                 09/13/00    6.930         988,000      985,711
                                                                                     -----------
                                                     TOTAL COMMERCIAL PAPER--81.75%
                                                                 (Cost $21,904,829)   21,904,829
                                                                                     -----------
CORPORATE BONDS
BUILDING SUPPLIES--1.69%
Armstrong World Industries, Incorporated          08/15/03    6.350         500,000      452,966
ELECTRIC POWER--1.82%
West Penn Power Company                           06/01/04    6.375         500,000      488,281

SCHEDULE OF INVESTMENTS  August 31, 2000
--------------------------------------------------------------------------------
PRIMARY FUND, CONTINUED

                                                             INTEREST/
                                                  MATURITY    STATED        FACE
                                                    DATE     RATE (%)      AMOUNT       VALUE
CORPORATE BONDS
FINANCIAL SERVICES--4.00%
Finova Capital Corporation                        03/15/04    6.125      $  500,000  $   335,864
Household Finance Corporation                     08/15/03    6.250         265,000      256,895
Transamerica Financial Corporation                05/14/04    6.370         500,000      480,319
                                                                                     -----------
                                                                                       1,073,078
LEISURE TIME/GAMING--1.42%
Carnival Cruise Lines                             10/01/03    6.150         400,000      381,026
MEDIA-TV/RADIO/CABLE--1.83%
TCI Communications, Incorporated                  05/01/03    6.375         500,000      489,124
TELECOM--LONG DISTANCE--1.85%
WorldCom, Incorporated                            08/15/01    6.125         500,000      495,484
                                                                                     -----------
                                                      TOTAL CORPORATE BONDS--12.61%
                                                                  (Cost $3,623,119)    3,379,959
                                                                                     -----------
MUNICIPAL BONDS
WATER & SEWER--1.85%
Lower Colorado River Authority, Texas Revenue
  Bonds,
  Refunding and Improvement Series C
  (Rating(a) Aaa/AAA)                             05/15/04    6.820         500,000      496,555
                                                                                     -----------
                                                       TOTAL MUNICIPAL BONDS--1.85%
                                                                    (Cost $500,892)      496,555
                                                                                     -----------
U S GOVERNMENT AGENCY AND
  U S GOVERNMENT SECURITIES
U S GOVERNMENT AGENCY SECURITIES--0.73%
Federal Home Loan Bank                            11/10/03    5.750         200,000      194,622
U S GOVERNMENT SECURITIES--3.44%
U S Treasury Bonds                                02/15/29    5.250       1,000,000      921,563
                                                                                     -----------
                   TOTAL U S GOVERNMENT AGENCY and U S GOVERNMENT SECURITIES--4.17%
                                                                  (Cost $1,077,493)    1,116,185
                                                                                     -----------
                                                         TOTAL INVESTMENTS--100.38%
                                                                 (Cost $27,106,333)   26,897,528
                                     LIABILITIES IN EXCESS OF OTHER ASSETS--(0.38%)     (102,882)
                                                                                     -----------
                                                          TOTAL NET ASSETS--100.00%  $26,794,646
                                                                                     ===========

Notes to Schedule of Investments

(a) Ratings assigned by Moody's Investor's Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). Ratings are unaudited.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2000
--------------------------------------------------------------------------------
PRIMARY FUND

ASSETS
Investment in securities, at value                             $26,897,528
Cash                                                                 3,232
Prepaid expenses                                                     3,832
Receivable for:
  Capital stock sold                                                   883
  Interest                                                          82,551
  Expense reimbursement                                              2,139
Other assets                                                         2,782
                                                               -----------
                                                TOTAL ASSETS    26,992,947
                                                               -----------
LIABILITIES
  Distribution payable                                              11,224
  Capital stock reacquired                                         163,898
Accrued:
  Investment advisory fee                                           10,846
  Service fee                                                        5,423
Other liabilities                                                    6,910
                                                               -----------
                                           TOTAL LIABILITIES       198,301
                                                               -----------
                                                  NET ASSETS   $26,794,646
                                                               ===========
Shares of capital stock outstanding, (1,176,000,000 shares
 authorized, $.01 par value per share)                          27,055,977
                                                               ===========
Net asset value                                                $      0.99
                                                               ===========

STATEMENT OF OPERATIONS  For Year Ended August 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest                                                                              $1,767,747
EXPENSES
Investment advisory fees                                                                 138,844
Service fees                                                                              69,422
Professional fees                                                                          7,222
Custody and transaction fees                                                              23,383
Directors' fees                                                                            5,448
Qualification fees                                                                        17,471
Shareholder reporting expenses                                                            25,470
Other                                                                                      2,476
                                                                                      ----------
                                                                      TOTAL EXPENSES     289,736
                                                            LESS EXPENSES REIMBURSED     (67,009)
                                                                                      ----------
                                                                        NET EXPENSES     222,727
                                                                                      ----------
INVESTMENT INCOME--NET                                                                 1,545,020
                                                                                      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments                                                       (23,912)
  Change in unrealized depreciation of investments for the year                         (157,804)
                                                                                      ----------
NET LOSS ON INVESTMENTS                                                                 (181,716)
                                                                                      ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  $1,363,304
                                                                                      ==========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
PRIMARY FUND

                                                                YEAR ENDED AUGUST 31,
                                                              --------------------------
                                                                  2000          1999
                                                              ------------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                      $ 1,545,020    $ 1,549,925
  Net realized loss on investments                                (23,912)       (12,564)
  Change in unrealized depreciation                              (157,804)       (51,001)
                                                              -----------    -----------
  Net increase in net assets resulting from operations          1,363,304      1,486,360
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                       (1,545,020)    (1,549,925)
CAPITAL SHARE TRANSACTION--NET                                 (3,861,935)    (3,675,020)
                                                              -----------    -----------
TOTAL DECREASE                                                 (4,043,651)    (3,738,585)
NET ASSETS
  Beginning of Year                                            30,838,297     34,576,882
                                                              -----------    -----------
  End of Year                                                 $26,794,646    $30,838,297
                                                              ===========    ===========

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the year.

                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                            2000            1999           1998           1997           1996
                                                       --------------   ------------   ------------   ------------   ------------
      Net Asset Value, Beginning of Year                $  1.00         $  1.00        $  1.00        $  1.00        $  1.00
      Investment income--net                               0.06            0.05           0.05           0.05           0.05
      Net realized and unrealized gain (loss) on
       investments                                        (0.01)             --             --             --             --
                                                        -------         -------        -------        -------        -------
                     Total from Investment Operations      0.05            0.05           0.05           0.05           0.05
      Less distributions from
        Investment income--net                            (0.06)          (0.05)         (0.05)         (0.05)         (0.05)
                                                        -------         -------        -------        -------        -------
                                  Total Distributions     (0.06)          (0.05)         (0.05)         (0.05)         (0.05)
                                                        -------         -------        -------        -------        -------
      Net Asset Value, End of Year                      $  0.99         $  1.00        $  1.00        $  1.00        $  1.00
                                                        =======         =======        =======        =======        =======
                                         Total Return      4.68 %          4.75 %         5.15 %         4.98 %         5.07 %
                                                        =======         =======        =======        =======        =======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of year (000's omitted)           $26,795         $30,838        $34,577        $33,045        $37,465
      Ratio of expenses with reimbursement to average
       net assets                                          0.80 %          0.80 %         0.80 %         0.80 %         0.81 %
      Ratio of expenses without reimbursement to
       average net assets                                  1.04 %          1.06 %         0.98 %         1.01 %         1.15 %
      Ratio of net investment income to average net
       assets                                              5.55 %          4.66 %         5.02 %         4.86 %         4.93 %
      Portfolio turnover rate                             18.46 %         30.47 %           --             --             --

See notes to financial statements.

SCHEDULE OF INVESTMENTS  August 31, 2000
--------------------------------------------------------------------------------
TAX FREE FUND

                                                                                         INTEREST/
MUNICIPAL BONDS                                                              MATURITY     STATED       FACE
 RATING(a)                                                                     DATE      RATE (%)     AMOUNT       VALUE

                CALIFORNIA--4.29%
Aa3/AA-         California State General Obligation Bonds Unlimited           06/01/11        5.250  $  25,000  $     26,145
Aaa/AAA         Sacramento, California Municipal Utility District Electric
                 Revenue Bonds, Series I                                      01/01/15        5.750    200,000       208,642
Aaa/AAA         San Francisco, California City and County Sewer Revenue
                 Refunding Bonds                                              10/01/16        5.375    250,000       252,585
                                                                                                                ------------
                                                                                                                     487,372
                                                                                                                ------------
                FLORIDA--11.92%
Aaa/AAA         Dade County, Florida Water & Sewer System Revenue Bonds       10/01/16        5.375    400,000       403,268
Aaa/AAA         Miami-Dade County Solid Waste System Revenue Bonds            10/01/18        4.375    400,000       364,176
Aaa/AAA         Miami-Dade County, Florida Expressway Authority Toll
                 System Revenue Bonds                                         07/01/29        6.375    400,000       439,176
Aa2/AA+         State of Florida-State Board of Education, Public
                 Education Capital Outlay Bonds, 1992 Series E                06/01/19        5.750    145,000       147,635
                                                                                                                ------------
                                                                                                                   1,354,255
                                                                                                                ------------
                GEORGIA--1.58%
A3/A            Municipal Electric Authority of Georgia-Power Revenue
                 Bonds, Series AA                                             01/01/07        5.400    175,000       179,121
                                                                                                                ------------
                ILLINOIS--13.69%
Aaa/AAA         Chicago, Illinois-General Obligation Bonds Unlimited          01/01/25        5.125    100,000        93,345
Aaa/AAA         Chicago, Illinois-Park District General Obligation Bonds
                 Unlimited, Series C                                          01/01/16        4.850    230,000       213,415
Aa2/AA          Illinois Health Facilities Authority-Revenue Bonds,
                 Series A, (Northwestern Memorial Hospital)                   08/15/24        6.000    100,000       100,642
Aa2/AA          Illinois Health Facilities Authority-Revenue Bonds,
                 Series 1994A, (Northwestern Memorial Hospital)               08/15/14        6.100    200,000       206,100
Aaa/AAA         Illinois State Toll Highway Authority-Highway Priority
                 Revenue Bonds, Series A-FGIC                                 01/01/17        5.750    175,000       183,375
Aaa/AAA         Regional Transportation Authority of Illinois Revenue
                 Bonds, Refunding MBIA                                        06/01/18        5.500    200,000       200,204
Aaa/NR          Rockford, Illinois-General Obligation Bonds Unlimited         12/15/18        4.500    180,000       156,573
Aa2/AAA         State of Illinois-Build Illinois Bonds, Sales Tax Revenue
                 Bonds, Series V                                              06/15/17        6.375    200,000       212,258
Aaa/AAA         State of Illinois-General Obligation Bonds Unlimited          03/01/19        5.000    200,000       188,926
                                                                                                                ------------
                                                                                                                   1,554,838
                                                                                                                ------------
                LOUISIANA--5.77%
Aaa/AAA         Louisiana Public Facilities Authority Hospital Revenue
                 Bonds, Series C                                              07/01/19        5.000    400,000       371,380
Aaa/AAA         New Orleans, Louisiana Sewer Service Revenue Bonds            06/01/18        5.000    300,000       284,742
                                                                                                                ------------
                                                                                                                     656,122
                                                                                                                ------------
                MASSACHUSETTS--4.21%
Aaa/AAA         Massachusetts State Water Revenues Authority, General
                 Purpose-Series A                                             11/01/21        5.500    450,000       478,139
                                                                                                                ------------

SCHEDULE OF INVESTMENTS  August 31, 2000
--------------------------------------------------------------------------------
TAX FREE FUND, CONTINUED

                                                                                         INTEREST/
MUNICIPAL BONDS                                                              MATURITY     STATED       FACE
 RATING(a)                                                                     DATE      RATE (%)     AMOUNT       VALUE

                NEW MEXICO--0.90%
Aaa/AAA         Central Consolidated School District No.22 San Juan
                 County, New Mexico General Obligation School Building
                 Bonds                                                        08/15/09        5.300  $ 100,000  $    102,578
                                                                                                                ------------
                NEW YORK--7.53%
A3/A-           New York City, New York-General Obligation Bonds
                 Unlimited, Series J                                          08/01/18        5.000    200,000       186,742
Aaa/AAA         New York City, New York-General Obligation Bonds
                 Unlimited, Series J                                          02/15/07        5.000    100,000       102,378
Aa3/AA          New York City, New York-Transititional Financial Authority
                 Revenue Bonds, Series C                                      05/01/19        5.000    250,000       236,625
Aa3/A+          Triborough Bridge & Tunnel Authority, New York, Revenue
                 Bonds, General Purpose-Series B                              01/01/27        5.200    350,000       329,434
                                                                                                                ------------
                                                                                                                     855,179
                                                                                                                ------------
                NORTH CAROLINA--0.93%
Aaa/AAA         City of Charlotte, North Carolina-General Obligation
                 Public Improvement Bonds, Series 1994                        02/01/08        5.700    100,000       105,835
                                                                                                                ------------
                OHIO--3.64%
Aaa/AAA         Franklin County, Ohio-General Obligation Bonds Limited        12/01/08        5.100    300,000       309,885
Aaa/AAA         Franklin County, Ohio-General Obligation Bonds Limited        12/01/11        5.300    100,000       103,233
                                                                                                                ------------
                                                                                                                     413,118
                                                                                                                ------------
                OKLAHOMA--0.76%
Aaa/NR          Oklahoma Housing Finance Agency-Single Family Mortgage
                 Revenue Bonds (Homeownership Loan Program), 1994
                 Series A-1 (b)                                               09/01/07        6.250     85,000        85,845
                                                                                                                ------------
                OREGON--1.89%
A1/A+           City of Portland, Oregon-Sewer System Revenue Bonds, 1994
                 Series A                                                     06/01/15        6.250    200,000       214,274
                                                                                                                ------------
                PENNSYLVANIA--0.90%
Aa3/AA          Pennsylvania State General Obligation Bonds Unlimited,
                 Refunding & Projects-First Series                            04/15/06        5.000    100,000       102,205
                                                                                                                ------------
                PUERTO RICO--2.07%
Baa1/A          Commonwealth of Puerto Rico-Public Improvement Refunding
                 Bonds, Series 1992A, General Obligation Bonds                07/01/14        6.000    100,000       103,307
Baa1/BBB+       Puerto Rico Electric Power Authority-Power Revenue Bonds,
                 Series R                                                     07/01/17        6.250    125,000       131,569
                                                                                                                ------------
                                                                                                                     234,876
                                                                                                                ------------
                RHODE ISLAND--0.89%
Aa2/AA+         Rhode Island Housing & Mortgage Financial Corporation,
                 Homeownership Opportunity, Series 20-A                       04/01/17        6.150    100,000       101,340
                                                                                                                ------------
                TENNESSEE--1.77%
A1/AA           Tennessee Housing Development Agency-Mortgage Finance
                 Program Bonds, 1994 Series B (b)                             01/01/09        6.200    200,000       200,580
                                                                                                                ------------

SCHEDULE OF INVESTMENTS  August 31, 2000
--------------------------------------------------------------------------------
TAX FREE FUND, CONTINUED

                                                                                         INTEREST/
MUNICIPAL BONDS                                                              MATURITY     STATED       FACE
 RATING(a)                                                                     DATE      RATE (%)     AMOUNT       VALUE

                TEXAS--16.99%
Aaa/AAA         Baytown, Texas-Water and Sewer Revenue Bonds                  02/01/14        5.950  $ 100,000  $    103,135
Aaa/AAA         Board of Regents of The University of Texas
                 System-Permanent University Fund, Refunding Bonds,
                 Series 1992A                                                 07/01/13        6.250    200,000       205,794
Aaa/AAA         City of Austin, Texas-Combined Utility Systems Revenue
                 Refunding Bonds, Series 1994                                 05/15/16        6.250     80,000        85,636
Aaa/AAA         Collin County, Texas-Community College District,
                 Consolidated Fund, Revenue Bonds                             02/01/15        5.250    400,000       398,380
Aaa/AAA         Dallas-Fort Worth International Airport-Dallas-Fort Worth
                 Regional Airport, Joint Revenue Refunding Bonds,
                 Series 1994A                                                 11/01/10        6.000    100,000       104,744
Aaa/A+          Flower Mound, Texas-Refunding and Improvement, General
                 Obligation Bonds Unlimited                                   03/01/17        5.500    200,000       200,976
Aa1/AA+         Harris County, Texas-Tax and Revenue Certificates of
                 Obligation, Series 1994                                      10/01/13        6.100    125,000       132,617
Aaa/AAA         Mission Texas Consolidated Independent School
                 District-General Obligation Bonds Unlimited                  02/15/18        4.500    200,000       175,082
AAA/NR          Tarrant County Health Facilities Development
                 Corporation-Health System Revenue Bonds, (Harris
                 Methodist Health System), Series 1994 (c)                    09/01/14        6.000    200,000       217,712
Aaa/AAA         Texas Turnpike Authority-Dallas North Tollway System
                 Revenue Bonds, Series 1995 (President George Bush
                 Turnpike)                                                    01/01/15        5.400    100,000       100,388
Aaa/NR          Weslaco, Texas Independent School District General
                 Obligation Bonds                                             02/15/13        5.650    100,000       102,712
Aaa/AAA         West University Place, Texas-General Obligation Bonds
                 Limited, Permanent Improvement                               02/01/14        5.650    100,000       102,039
                                                                                                                ------------
                                                                                                                   1,929,215
                                                                                                                ------------
                UTAH--1.65%
Aa1/AAA         Utah Housing Finance Agency-Single Family Mortgage Bonds,
                 1995 Issue A, (Federally Insured or Guaranteed Mortgage
                 Loans) (b)                                                   07/01/12        7.150     30,000        31,011
Aa1/NR          Utah State Housing Financial Agency-Single Family Mortgage
                 Bonds, Series F1                                             07/01/13        6.000     55,000        56,635
Aa2/AA          Utah State Housing Financial Agency-Single Family Revenue
                 Bonds (b)                                                    07/01/21        6.000    100,000       100,306
                                                                                                                ------------
                                                                                                                     187,952
                                                                                                                ------------
                VIRGINIA--0.90%
Aaa/AAA         Virginia State Housing Development Authority Commonwealth
                 Mortgage Bonds, Series A, Subseries A-4 (b)                  07/01/15        6.300    100,000       102,284
                                                                                                                ------------

SCHEDULE OF INVESTMENTS  August 31, 2000
--------------------------------------------------------------------------------
TAX FREE FUND, CONTINUED

                                                                                         INTEREST/
MUNICIPAL BONDS                                                              MATURITY     STATED       FACE
 RATING(a)                                                                     DATE      RATE (%)     AMOUNT       VALUE

                WASHINGTON--12.85%
Aaa/AAA         City of Richland, Washington-Water and Sewer Improvement
                 Revenue Bonds, 1993                                          04/01/07        5.550  $ 300,000  $    311,082
NR/AAA          King County, Washington-Department of Metropolitan
                 Services, Limited Tax General Obligation Bonds, 1994
                 Series A                                                     01/01/08        5.800    200,000       211,080
Aa1/AA+         King County, Washington-Limited Tax General Obligation and
                 Refunding Bonds, 1993 Series A                               12/01/10        6.000    100,000       104,757
Aaa/AAA         Municipality of Metropolitan Seattle Sewer Refunding
                 Revenue Bonds, Series X                                      01/01/15        5.400    100,000       100,244
Aa1/AA+         Port of Seattle, Washington-General Obligation Bonds (b)      05/01/14        5.750    100,000       102,023
Aaa/AAA         Seattle, Washington-Municipal Light & Power Revenue Bonds,
                 Series B                                                     06/01/24        5.000    100,000        91,917
Aa1/AA+         State of Washington-General Obligation Bonds,
                 Series 1994B                                                 05/01/09        5.750    100,000       103,390
Aa1/AA+         State of Washington-General Obligation Bonds,
                 Series 1994B                                                 09/01/16        6.000    100,000       102,602
Aa1/AA+         State of Washington-General Obligation Bonds Unlimited,
                 Series B                                                     05/01/18        5.500    300,000       306,459
Aaa/AAA         Washington State Public Power Supply System Nuclear
                 Project Number 1 Refunding Revenue Bonds, Series C           07/01/10        5.500     25,000        25,948
                                                                                                                ------------
                                                                                                                   1,459,502
                                                                                                                ------------
                WISCONSIN--1.82%
Aa2/AA          City of Green Bay-General Obligation Refunding Bonds,
                 Series 1994B                                                 04/01/09        5.900    200,000       206,552
                                                                                                                ------------
                                                                                 TOTAL MUNICIPAL BONDS--96.95%
                                                                                            (Cost $10,805,394)    11,011,182
                                                                                                                ------------
COMMERCIAL PAPER
                GOVERNMENT AGENCIES--1.32%
                Federal Home Loan Bank                                        09/01/00        6.400    150,000       150,000
                                                                                                                ------------
                                                                                 TOTAL COMMERCIAL PAPER--1.32%
                                                                                               (Cost $150,000)       150,000
                                                                                                                ------------
                                                                                     TOTAL INVESTMENTS--98.27%
                                                                                            (Cost $10,955,394)    11,161,182
                                                                CASH AND OTHER ASSETS, LESS LIABILITIES--1.73%       196,367
                                                                                                                ------------
                                                                                     TOTAL NET ASSETS--100.00%  $ 11,357,549
                                                                                                                ============

Notes to Schedule of Investments

(a) Ratings assigned by Moody's Investor's Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). Ratings are unaudited.

(b) Security subject to the alternative minimum tax.

(c) Issuer has defeased these bonds, collateral for such defeasance is U.S. Government obligations.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2000
--------------------------------------------------------------------------------
TAX FREE FUND

ASSETS
Investment in securities, at value                            $ 11,161,182
Cash                                                                29,780
Prepaid expenses                                                    25,291
Receivable for:
  Capital stock sold                                                   200
  Interest                                                         151,488
  Expense reimbursement                                              2,383
Other assets                                                         3,211
                                                              ------------
                                                TOTAL ASSETS    11,373,535
                                                              ------------
LIABILITIES
Distribution payable                                                 2,366
Accrued:
  Investment advisory fee                                            4,784
  Service fee                                                        2,392
Other liabilities                                                    6,444
                                                              ------------
                                           TOTAL LIABILITIES        15,986
                                                              ------------
               NET ASSETS (applicable to shares outstanding)  $ 11,357,549
                                                              ============
NET ASSETS:
Class A                                                       $    211,755
--------------------------------------------------------------------------
Class B                                                       $    115,025
--------------------------------------------------------------------------
Class C                                                       $      1,029
--------------------------------------------------------------------------
Class T                                                       $ 11,029,740
--------------------------------------------------------------------------
TOTAL NET ASSETS                                              $ 11,357,549
--------------------------------------------------------------------------
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                   100,000,000
  Outstanding                                                       20,493
--------------------------------------------------------------------------
Class B:
  Authorized                                                   100,000,000
  Outstanding                                                       11,143
--------------------------------------------------------------------------
Class C:
  Authorized                                                   100,000,000
  Outstanding                                                          100
--------------------------------------------------------------------------
Class T:
  Authorized                                                    21,000,000
  Outstanding                                                    1,075,977
--------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share              $      10.33
  Offering price per share: (Net Assets value of $10.33 /
   95.25%)                                                    $      10.85
--------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                $      10.32
--------------------------------------------------------------------------
Class C:
  Net asset value and redemption price per share              $      10.27
  Offering price per share: (Net Assets value of $10.27 /
   99.00%)                                                    $      10.37
--------------------------------------------------------------------------
Class T:
  Net asset value and redemption price per share              $      10.25
  Offering price per share: (Net Assets value of $10.25 /
   95.5%)                                                     $      10.73
--------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS  For Year Ended August 31, 2000
--------------------------------------------------------------------------------
TAX FREE FUND

INVESTMENT INCOME
Interest                                                      $ 629,833
EXPENSES
Investment advisory fees                                         56,294
Service fees                                                     28,147
Professional fees                                                 7,212
Custody and transaction fees                                     10,367
Directors' fees                                                   5,448
Qualification fees                                               14,830
Shareholder reporting expenses                                    1,411
Insurance expenses                                                1,511
Distribution fees                                                 1,367
                                                              ---------
                                              TOTAL EXPENSES    126,587
                                    LESS EXPENSES REIMBURSED    (40,785)
                                                              ---------
                                                NET EXPENSES     85,802
                                                              ---------
INVESTMENT INCOME--NET                                          544,031
                                                              ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                               18,893
  Change in unrealized appreciation of investments for the
   year                                                         111,378
                                                              ---------
NET GAIN ON INVESTMENTS                                         130,271
                                                              ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ 674,302
                                                              =========

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 YEAR ENDED AUGUST 31,
                                                              ---------------------------
                                                                  2000           1999
                                                              -------------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                       $   544,031    $   526,797
  Net realized gain on investments                                  18,893         26,918
  Change in unrealized appreciation (depreciation)                 111,378       (608,365)
                                                               -----------    -----------
  Net increase (decrease) in net assets resulting from
   operations                                                      674,302        (54,650)
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                         (9,117)        (2,378)
    Class B                                                         (4,530)        (1,020)
    Class C                                                           (168)          (333)
    Class T                                                       (530,234)      (523,038)
  Capital Gains
    Class A                                                            (87)            --
    Class B                                                            (33)            --
    Class C                                                             (3)            --
    Class T                                                         (4,932)            --
                                                               -----------    -----------
    Total distributions from shareholders                         (549,104)      (526,769)
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                         14,295        202,353
    Class B                                                            433        116,889
    Class C                                                         (4,580)         6,889
    Class T                                                       (309,997)       729,824
                                                               -----------    -----------
    Total net capital share transactions                          (299,849)     1,055,955
                                                               -----------    -----------
TOTAL INCREASE (DECREASE)                                         (174,651)       474,536
NET ASSETS
  Beginning of Year                                             11,532,200     11,057,664
                                                               -----------    -----------
  End of Year                                                  $11,357,549    $11,532,200
                                                               ===========    ===========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the year.

TAX FREE FUND

                                                                                        CLASS T
                                                        ------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                            2000           1999           1998           1997           1996
                                                        ------------   ------------   ------------   ------------   ------------
      Net Asset Value, Beginning of Year                $ 10.14        $ 10.64        $ 10.27        $  9.93        $  9.95
      Investment income--net                               0.49           0.48           0.49           0.51           0.53
      Net realized and unrealized gain (loss) on
       investments                                         0.12          (0.50)          0.37           0.33          (0.02)
                                                        -------        -------        -------        -------        -------
                      Total from Investment Operations     0.61          (0.02)          0.86           0.84           0.51
      Less distributions from
       Investment income--net                             (0.49)         (0.48)         (0.49)         (0.50)         (0.53)
      Capital gains                                       (0.01)            --             --             --             --
                                                        -------        -------        -------        -------        -------
                                   Total Distributions    (0.50)         (0.48)         (0.49)         (0.50)         (0.53)
                                                        -------        -------        -------        -------        -------
      Net Asset Value, End of Year                      $ 10.25        $ 10.14        $ 10.64        $ 10.27        $  9.93
                                                        =======        =======        =======        =======        =======
                                          Total Return     6.16 %        (0.28)%         8.58 %         8.61 %         5.18 %
                                                        =======        =======        =======        =======        =======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of year (000's omitted)           $11,030        $11,218        $11,058        $10,700        $ 9,148
      Ratio of expenses with reimbursement to average
       net assets                                          0.75 %         0.73 %         0.75 %         0.54 %           --
      Ratio of expenses without reimbursement to
       average net assets                                  1.11 %         1.23 %         1.25 %         1.27 %         1.18 %
      Ratio of net investment income to average net
       assets                                              4.84 %         4.53 %         4.60 %         4.97 %         5.27 %
      Portfolio turnover rate                              7.61 %         5.09 %        12.77 %        22.15 %        18.44 %

                                             CLASS A SHARES                     CLASS B SHARES            CLASS C SHARES
                                    --------------------------------   --------------------------------   ------------
                                                      PERIOD FROM                        PERIOD FROM
                                     YEAR ENDED     JANUARY 1, 1999     YEAR ENDED     JANUARY 1, 1999     YEAR ENDED
                                     AUGUST 31,      TO AUGUST 31,      AUGUST 31,      TO AUGUST 31,      AUGUST 31,
                                    -------------   ----------------   -------------   ----------------   ------------
                                        2000              1999             2000              1999             2000
                                    -------------   ----------------   -------------   ----------------   ------------
    Net Asset Value, Beginning of
     Period                         $  10.22         $  10.68          $  10.20         $  10.68          $ 10.14
    Investment income--net              0.46             0.21              0.41             0.18             0.42
    Net realized and unrealized
     gain (loss) on investments         0.12            (0.46)             0.13            (0.48)            0.14
                                    --------         --------          --------         --------          -------
    Total from Investment
     Operations                         0.58            (0.25)             0.54            (0.30)            0.56
    Less distributions from
      Investment income--net           (0.46)           (0.21)            (0.41)           (0.18)           (0.42)
    Capital gains                      (0.01)              --             (0.01)              --            (0.01)
                                    --------         --------          --------         --------          -------
               Total Distributions     (0.47)           (0.21)            (0.42)           (0.18)           (0.43)
                                    --------         --------          --------         --------          -------
    Net Asset Value, End of Period  $  10.33         $  10.22          $  10.32         $  10.20          $ 10.27
                                    ========         ========          ========         ========          =======
                      Total Return      5.86 %          (2.37)%**          5.47 %          (2.85)%**         5.72 %
                                    ========         ========          ========         ========          =======
    RATIOS (IN PERCENTAGES)/
     SUPPLEMENTAL DATA
    Net Assets, end of period       $211,755         $194,917          $115,025         $113,143          $ 1,029
    Ratio of expenses with
     reimbursement to average net
     assets                             1.00 %           1.51 %*           1.50 %           2.01 %*          1.75 %
    Ratio of expenses without
     reimbursement to average net
     assets                             1.35 %           2.02 %*           1.87 %           2.52 %*          3.77 %
    Ratio of net investment income
     to average net assets              4.59 %           3.69 %*           4.12 %           3.20 %*          3.89 %
    Portfolio turnover rate             7.61 %           5.09 %            7.61 %           5.09 %           7.61 %

                                   CLASS C SHARES
                                    ----------------
                                      PERIOD FROM
                                    JANUARY 1, 1999
                                     TO AUGUST 31,
                                    ----------------
                                          1999
                                    ----------------
    Net Asset Value, Beginning of
     Period                           $ 10.68
    Investment income--net               0.25
    Net realized and unrealized
     gain (loss) on investments         (0.54)
                                      -------
    Total from Investment
     Operations                         (0.29)
    Less distributions from
      Investment income--net            (0.25)
    Capital gains
                                      -------
               Total Distributions      (0.25)
                                      -------
    Net Asset Value, End of Period    $ 10.14
                                      =======
                      Total Return      (2.72)%**
                                      =======
    RATIOS (IN PERCENTAGES)/
     SUPPLEMENTAL DATA
    Net Assets, end of period         $ 5,657
    Ratio of expenses with
     reimbursement to average net
     assets                              2.28 %*
    Ratio of expenses without
     reimbursement to average net
     assets                              2.78 %*
    Ratio of net investment income
     to average net assets               2.92 %*
    Portfolio turnover rate              5.09 %

*   Ratios annualized

**  Returns are not annualized

See notes to financial statements.

SCHEDULE OF INVESTMENTS  August 31, 2000
--------------------------------------------------------------------------------
MONEY MARKET FUND

                                                             INTEREST/
                                                  MATURITY    STATED        FACE
COMMERCIAL PAPER                                    DATE      RATE(%)      AMOUNT        VALUE
COMPUTER RELATED--2.63%
Hewlett-Packard Company                           09/05/00    6.46       $ 1,429,000  $ 1,427,972

ELECTRIC POWER--2.49%
Georgia Power Company                             09/07/00    6.52         1,353,000    1,351,522

FINANCIAL SERVICES--4.17%
CSW Credit Incorporated                           09/07/00    6.49         2,265,000    2,262,548

GOVERNMENT AGENCIES--84.94%
Federal Farm Credit Bank                          09/29/00    6.36        14,312,000   14,240,738
Federal Home Loan Bank                            09/01/00    6.40         4,207,000    4,207,000
Federal Home Loan Bank                            09/06/00    6.39         3,544,000    3,540,850
Federal Home Loan Bank                            09/08/00    6.41         5,400,000    5,393,265
Federal Home Loan Mortgage Corporation            09/05/00    6.40         4,380,000    4,376,882
Federal Home Loan Mortgage Corporation            09/12/00    6.41         4,244,000    4,235,674
Federal Home Loan Mortgage Corporation            09/19/00    6.42         6,168,000    6,148,166
Federal National Mortgage Association             09/15/00    6.46         3,954,000    3,944,063
                                                                                      -----------
                                                                                       46,086,638

RETAIL--GENERAL--5.75%
Nordstrom Incorporated                            09/11/00    6.50         3,123,000    3,117,358
                                                                                      -----------
                                                           TOTAL INVESTMENTS--99.98%
                                                                  (Cost $54,246,038)   54,246,038
                                      CASH AND OTHER ASSETS, LESS LIABILITIES--0.02%       11,548
                                                                                      -----------
                                                           TOTAL NET ASSETS--100.00%  $54,257,586
                                                                                      ===========

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2000
--------------------------------------------------------------------------------
MONEY MARKET FUND

ASSETS
Investment in securities, at value                             $54,246,038
Cash                                                                14,082
Prepaid expenses                                                     5,457
Receivable for:
  Distributions                                                      9,407
  Capital stock sold                                                 3,778
                                                               -----------
                                                TOTAL ASSETS    54,278,762
                                                               -----------
LIABILITIES
Accrued:
  Investment advisory fee                                            7,868
  Service fee                                                        7,868
Other liabilities                                                    5,440
                                                               -----------
                                           TOTAL LIABILITIES        21,176
                                                               -----------
                                                  NET ASSETS   $54,257,586
                                                               ===========
Shares of capital stock standing, (1,000,000,000 shares
 authorized, $.01 par value per share)                          54,257,586
                                                               ===========
Net asset value                                                $      1.00
                                                               ===========

STATEMENT OF OPERATIONS  For Year Ended August 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest                                                      $2,311,217
EXPENSES
Investment advisory fees                                          86,927
Service fees                                                      86,927
Professional fees                                                  7,382
Custody and transaction fees                                      26,939
Directors' fees                                                    5,447
Qualification fees                                                32,359
Shareholder reporting expenses                                     2,755
Insurance expenses                                                 1,677
Other                                                                625
                                                              ----------
                                              TOTAL EXPENSES     251,038
                                    LESS EXPENSES REIMBURSED     (63,993)
                                                              ----------
                                                NET EXPENSES     187,045
                                                              ----------
INVESTMENT INCOME--NET                                        $2,124,172
                                                              ==========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
MONEY MARKET FUND

                                                                                    PERIOD FROM
                                                                    YEAR ENDED    JANUARY 1, 1999
                                                                    AUGUST 31,           TO
                                                                       2000        AUGUST 31,1999
                                                                    -----------   ----------------
      INCREASE IN NET ASSETS FROM OPERATIONS
        Investment income--net                                      $ 2,124,172     $   137,393
      DISTRIBUTIONS TO SHAREHOLDERS FROM
        Investment income--net                                       (2,124,172)       (137,393)
      CAPITAL SHARE TRANSACTIONS--NET                                43,576,105      10,681,481
                                                                    -----------     -----------
      TOTAL INCREASE                                                 43,576,105      10,681,481
      NET ASSETS
        Beginning of Period                                          10,681,481              --
                                                                    -----------     -----------
        End of Period                                               $54,257,586     $10,681,481
                                                                    ===========     ===========

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the year.

                                                                                     PERIOD FROM
                                                                     YEAR ENDED    JANUARY 1, 1999
                                                                     AUGUST 31,     TO AUGUST 31,
                                                                    ------------   ----------------
                                                                        2000             1999
                                                                    ------------   ----------------
      Net Asset Value, Beginning of Period                          $  1.00          $  1.00
      Investment income--net                                           0.05             0.03
                                                                    -------          -------
                                  Total from Investment Operations     0.05             0.03
      Less distributions from
       Investment income--net                                         (0.05)           (0.03)
                                                                    -------          -------
                                               Total Distributions    (0.05)           (0.03)
                                                                    -------          -------
      Net Asset Value, End of Period                                $  1.00          $  1.00
                                                                    =======          =======
                                                      Total Return     5.56 %           2.89 %**
                                                                    =======          =======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)                     $54,258          $10,681
      Ratio of expenses with reimbursement to average net assets       0.49 %           0.50 %*
      Ratio of expenses without reimbursement to average net
       assets                                                          0.66 %           1.22 %*
      Ratio of net investment income to average net assets             5.58 %           4.45 %*

*   Ratios annualized

**  Returns are not annualized

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS  August 31, 2000
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The SM&R Investments, Inc. (the "Funds"), is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Funds' name change and the names of each of Funds' series became effective January 1, 1999. The Funds are comprised of the SM&R Government Bond Fund ("Government Bond Fund"), SM&R Primary Fund ("Primary Fund"), SM&R Tax Free Fund ("Tax Free Fund"), and SM&R Money Market Fund ("Money Market Fund"). Operations commenced March 16, 1992, for the Government Bond Fund and Primary Fund. The Tax Free Fund began operations September 9, 1993 and the Money Market Fund commenced operations January 1, 1999.

The Funds adopted the Multiple Class Plan for two of the Funds' series: the Government Bond Fund and the Tax Free Fund. Each had a single class of shares, and are offering three new classes as of January 1, 1999. The existing shares are the Class T shares, and the newly offered classes are: the Class A shares subject to an initial sales charge of up to 4.75% and a distribution and shareholder servicing plan ("12b-1 Plan"); the Class B shares subject to a contingent deferred sales charge and a 12b-1 Plan; and the Class C shares subject to an initial sales charge of 1.00%, a contingent deferred sales charge, and a 12b-1 Plan. The Primary Fund and Money Market Fund have one class of shares, subject to no sales charge and no 12b-1 Plan.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION:
Investments in securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper is stated at amortized cost, which is equivalent to value.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:
Investment transactions are accounted for on the trade date (date order to buy or sell is executed). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses from security transactions are reported on the basis of identified cost for financial reporting and federal income tax purposes.

FEDERAL INCOME TAXES:
For federal income tax purposes, each series is treated as a separate entity. The Funds intend to comply with requirements of the Internal Revenue Code relating to regulated investment companies and intend to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is recorded in the accompanying financial statements. At December 31, 1999, the funds' tax year-end, the Government Bond Fund and the Primary Fund had capital loss carryforwards that will expire in 2004 of approximately $247,000 and $42,000, respectively.

CAPITAL STOCK TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS:
Fund shares are sold in a continuous public offering and may be redeemed on any business day.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED
      SM&R GOVERNMENT BOND FUND
      The Government Bond Fund invest primarily in the agencies or instrumentalities of the U.S. Government. Dividends to shareholders from net investment income are declared and paid monthly.

      SM&R PRIMARY FUND
      The Primary Fund's objective is to seek maximum current income consistent with capital preservation and liquidity through investment primarily in commercial paper. All capital stock transactions are made at net asset value. Distributions are computed daily and distributed monthly.

      SM&R TAX FREE FUND
      The Tax Free Fund's objective is to provide as high a level of interest income largely exempt from federal income taxes as is consistent with preservation of capital through investment of at least 80% of its net assets in tax-exempt securities during normal market conditions. Dividends to shareholders from net investment income are declared and paid monthly.

      SM&R MONEY MARKET FUND
      The Money Market Fund's objective is to seek the highest current income consistent with the stability of principal and maintenance of liquidity. All capital stock transactions are made at net asset value. Distributions are computed daily and distributed monthly.

EXPENSES:
Distribution and qualification fees directly attributable to a series' class of shares are charged to that series' class operations. All other operating expenses not directly attributable to a series are prorated among the series based on the relative amount of each series' net assets or shareholders, and then allocated among the classes of that series.

The organizational cost for the Money Market Fund and the Government Bond and Tax Free Funds' Class A, Class B and Class C shares were paid by Securities Management and Research, Inc.

NOTE 2--OTHER TRANSACTIONS WITH AFFILIATES
INVESTMENT ADVISORY FEES:
Securities Management and Research, Inc. ("SM&R") is the investment advisor and principal underwriter for the Funds. Investment advisory fees paid to SM&R are computed as a percentage of the average daily net assets as follows:

GOVERNMENT BOND FUND
TAX FREE FUND

                                                               INVESTMENT
NET ASSETS                                                    ADVISORY FEE
Not exceeding $100,000,000                                        0.50%
Exceeding $100,000,000 but not exceeding $300,000,000             0.45%
Exceeding $300,000,000                                            0.40%

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 2--OTHER TRANSACTIONS WITH AFFILIATES--CONTINUED
PRIMARY FUND

All average daily net assets                                    0.50%

MONEY MARKET FUND

All average daily net assets                                    0.25%

ADMINISTRATIVE SERVICE FEES:
Administrative fees paid to SM&R by the Funds are computed as a percentage of average daily net assets as follows:

NET ASSETS                                                    SERVICE FEES
Not exceeding $100,000,000                                       0.25%
Exceeding $100,000,000 but not exceeding $200,000,000            0.20%
Exceeding $200,000,000 but not exceeding $300,000,000            0.15%
Exceeding $300,000,000                                           0.10%

SM&R has agreed to reimburse the Funds for regular operating expenses in excess of 1.25% per annum of the average daily net assets, except for the Money Market Fund which is in excess of 0.50%. Regular operating expenses include the advisory fee and administrative service fee, but does not include the distribution and shareholder servicing fee. SM&R has voluntarily agreed to reimburse the Primary Fund for regular operating expenses in excess of 0.80% per annum of average daily net assets, the Tax Free Fund for regular operating expenses in excess of 0.75% per annum of average daily net assets and the Government Bond Fund for regular operating expenses in excess of 1.00% per annum of average daily net assets for the year ended August 31, 2000.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES:
The Funds have adopted a 12b-1 Plan, pursuant to Rule 12b-1 under the Investment Company Act of 1940, for two of the Funds' series: the Government Bond Fund and the Tax Free Fund, with respect to the Funds' Class A shares, Class B shares and Class C shares (the "Class A Plan", the "Class B Plan" and the "Class C Plan", respectively and collectively, the "Plans"). The Plans permit each class a distribution fee to compensate SM&R, or enable SM&R to compensate other persons, including Distributors, for distribution costs such as service fees paid to dealers, printing and distribution of prospectuses to prospective investors, sales literature and other sales and distribution related activities. The Funds pay compensation for Class A shares at 0.25% per annum of the average daily net assets, for Class B shares at 0.50% per annum of the average daily net assets and for Class C shares at 0.75% per annum of the average daily net assets.

The Class B and Class C Plans also permit a shareholder servicing fee of 0.25% per annum of the average daily net assets to compensate SM&R, or enable SM&R to compensate Service Providers, for providing ongoing servicing to shareholders of the Funds. For the year ended August 31, 2000, the Government Bond Fund and Tax Free Fund paid $620 and $1,123, respectively as compensation under the Plans.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 2--OTHER TRANSACTIONS WITH AFFILIATES--CONTINUED
SALES CHARGES:
SM&R, as principal underwriter, received as sales charges on sales of Class T, A and C shares, for the year ended August 31, 2000, of capital stock of the Funds as follows:

                                                                   SALES
                                                                  CHARGES
                                                              RECEIVED BY SM&R
Government Bond Fund                                               $5,425
Tax Free Fund                                                      $5,139

For the year ended August 31, 2000, SM&R received $2,005 for contingent deferred sales charges imposed on the redemptions of Class B and C shares of capital stock of the Funds.

SM&R is a wholly-owned subsidiary of American National Insurance Company ("American National"). As of August 31, 2000, SM&R and American National had the following ownership in the Funds:

                                   SM&R                      AMERICAN NATIONAL
                       -----------------------------   ------------------------------
                                   PERCENT OF SHARES                PERCENT OF SHARES
                        SHARES        OUTSTANDING        SHARES        OUTSTANDING
Government Bond          540,895          23%             779,587          34%
Primary                       --           --          18,652,277          69%
Tax Free                 138,113          12%             689,069          62%
Money Market             621,937           1%           1,450,606           3%

The Funds pay directors' fees and expenses for all the disinterested directors.

NOTE 3--COST, PURCHASES AND SALES OF INVESTMENT SECURITIES

Investments have the same cost for tax and financial statement purposes. Aggregate purchases and sales of investments in securities, other than commercial paper, were as follows:

                                            PURCHASES      SALES
                                            ----------   ----------
Government Bond                             $6,932,730   $6,755,415
Primary                                     $  986,260   $  932,940
Tax Free                                    $  824,156   $  909,465

Gross unrealized appreciation and depreciation as of August 31, 2000, were as follows:

                                              APPRECIATION   DEPRECIATION
                                              ------------   ------------
Government Bond                                 $167,115       $615,850
Primary                                         $ 40,542       $249,347
Tax Free                                        $351,700       $145,912

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 4--CAPITAL STOCK
GOVERNMENT BOND FUND

                                                                        YEAR ENDED                       YEAR ENDED
                                                                      AUGUST 31, 2000                  AUGUST 31, 1999
                                                               -----------------------------    -----------------------------
                                                                  SHARES          AMOUNT           SHARES          AMOUNT
                                                               ------------    -------------    ------------    -------------
  Sale of capital shares:
    Class T                                                         33,153     $    333,468          85,399     $    902,135
    Class A                                                          7,359           74,194           6,805           70,359
    Class B                                                          6,844           69,573             742            7,870
    Class C                                                             --               --           1,073           11,000
                                                               -----------     ------------     -----------     ------------
    Total sale of capital shares                                    47,356          477,235          94,019          991,364
  Investment income dividends reinvested:
    Class T                                                        130,341        1,301,759         124,312        1,298,156
    Class A                                                            424            4,274              43              444
    Class B                                                            119            1,194              20              209
    Class C                                                             55              547              13              131
                                                               -----------     ------------     -----------     ------------
    Total investment income dividends reinvested                   130,939        1,307,774         124,388        1,298,940
  Redemptions of capital shares outstanding:
    Class T                                                       (194,661)      (1,957,100)       (159,122)      (1,662,604)
    Class A                                                         (1,966)         (19,777)           (101)          (1,040)
    Class B                                                            (16)            (164)             --               --
    Class C                                                             --               --              --               --
                                                               -----------     ------------     -----------     ------------
    Total redemptions of capital shares outstanding               (196,643)      (1,977,041)       (159,223)      (1,663,644)
                                                               -----------     ------------     -----------     ------------
  Net increase (decrease) in capital shares outstanding            (18,348)    $   (192,032)         59,184     $    626,660
                                                                               ============                     ============
  Shares outstanding at beginning of year                        2,321,909                        2,262,725
                                                               -----------                      -----------
  Shares outstanding at end of year                              2,303,561                        2,321,909
                                                               ===========                      ===========
  Net assets as of August 31, 2000 are comprised of the following:
  Capital (par value and additional paid-in)                                   $ 23,845,133
  Accumulated net realized loss on investments                                     (251,720)
  Net unrealized depreciation of investments                                       (448,735)
                                                                               ------------
  Net Assets                                                                   $ 23,144,678
                                                                               ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 4--CAPITAL STOCK--CONTINUED
PRIMARY FUND

                                                                        YEAR ENDED                       YEAR ENDED
                                                                      AUGUST 31, 2000                  AUGUST 31, 1999
                                                               -----------------------------    -----------------------------
                                                                  SHARES          AMOUNT           SHARES          AMOUNT
                                                               ------------    -------------    ------------    -------------
  Sale of capital shares                                        21,140,119     $ 21,001,328      33,873,860     $ 33,873,860
  Investment income dividends reinvested                         1,449,798        1,438,972       1,473,935        1,473,949
  Redemptions of capital shares outstanding                    (26,441,561)     (26,302,235)    (39,022,829)     (39,022,829)
                                                               -----------     ------------     -----------     ------------
  Net decrease in capital shares outstanding                    (3,851,644)    $ (3,861,935)     (3,675,034)    $ (3,675,020)
                                                                               ============                     ============
  Shares outstanding at beginning of year                       30,907,621                       34,582,655
                                                               -----------                      -----------
  Shares outstanding at end of year                             27,055,977                       30,907,621
                                                               ===========                      ===========
  Net assets as of August 31, 2000 are comprised of the following:
  Capital (par value and additional paid-in)                                   $ 27,045,682
  Accumulated net realized loss on investments                                      (42,231)
  Net unrealized depreciation of investments                                       (208,805)
                                                                               ------------
  Net Assets                                                                   $ 26,794,646
                                                                               ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 4--CAPITAL STOCK--CONTINUED
TAX FREE FUND

                                                                        YEAR ENDED                       YEAR ENDED
                                                                      AUGUST 31, 2000                  AUGUST 31, 1999
                                                               -----------------------------    -----------------------------
                                                                  SHARES          AMOUNT           SHARES          AMOUNT
                                                               ------------    -------------    ------------    -------------
  Sale of capital shares:
    Class T                                                         18,937     $    187,768           72,51     $    769,888
    Class A                                                            659            6,645          19,748          209,198
    Class B                                                          6,417           64,470          11,098          116,931
    Class C                                                             --               --           2,475           26,359
                                                               -----------     ------------     -----------     ------------
    Total sale of capital shares                                    26,013          258,883         105,835        1,122,376
  Investment income dividends reinvested:
    Class T                                                         51,268          511,492          48,162          507,956
    Class A                                                            898            9,035             226            2,345
    Class B                                                            451            4,530              98            1,019
    Class C                                                             15              161              32              333
                                                               -----------     ------------     -----------     ------------
    Total investment income dividends reinvested                    52,632          525,218          48,518          511,653
  Distributions from net realized gain reinvested:
    Class T                                                            486            4,837              --               --
    Class A                                                              9               87              --               --
    Class B                                                              3               33              --               --
    Class C                                                              1                3              --               --
                                                               -----------     ------------     -----------     ------------
    Total distributions from net realized gain reinvested              499            4,960              --               --
                                                               -----------     ------------     -----------     ------------
  Redemptions of capital shares outstanding:
    Class T                                                       (100,936)      (1,014,094)        (53,448)        (548,020)
    Class A                                                           (145)          (1,472)           (902)          (9,190)
    Class B                                                         (6,820)         (68,600)           (104)          (1,061)
    Class C                                                           (474)          (4,744)         (1,949)         (19,803)
                                                               -----------     ------------     -----------     ------------
    Total redemptions of capital shares outstanding               (108,375)      (1,088,910)        (56,403)        (578,074)
                                                               -----------     ------------     -----------     ------------
  Net increase (decrease) in capital shares outstanding            (29,231)    $   (299,849)         97,950     $  1,055,955
                                                                               ============                     ============
  Shares outstanding at beginning of year                        1,136,944                        1,038,994
                                                               -----------                      -----------
  Shares outstanding at end of year                              1,107,713                        1,136,944
                                                               ===========                      ===========
  Net assets as of August 31, 2000 are comprised of the following:
  Capital (par value and additional paid-in)                                   $ 11,132,433
  Accumulated net realized gain on investments                                       19,328
  Net unrealized appreciation of investments                                        205,788
                                                                               ------------
  Net Assets                                                                   $ 11,357,549
                                                                               ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 4--CAPITAL STOCK--CONTINUED
MONEY MARKET

                              YEAR ENDED             EIGHT MONTHS ENDED
                            AUGUST 31, 2000            AUGUST 31, 1999
                      ---------------------------  -----------------------
                         SHARES        AMOUNT        SHARES      AMOUNT
                      ------------  -------------  ----------  -----------
  Sale of capital
   shares              220,566,832  $ 220,566,832  13,546,991  $13,546,991
  Investment income
   dividends
   reinvested            2,127,625      2,127,625     138,407      138,407
  Redemptions of
   capital shares
   outstanding        (179,118,352)  (179,118,352) (3,003,917)  (3,003,917)
                      ------------  -------------  ----------  -----------
  Net increase in
   capital shares
   outstanding          43,576,105  $  43,576,105  10,681,481  $10,681,481
                                    =============
  Shares outstanding
   at beginning of
   period               10,681,481                         --
                      ------------                 ----------
  Shares outstanding
   at end of period     54,257,586                 10,681,481
                      ============                 ==========
  Net assets as of August 31, 2000
   are comprised of the following:
  Capital (par value
   and additional
   paid-in)                         $  54,257,586
                                    -------------
  Net Assets                        $  54,257,586
                                    =============

SUBSEQUENT EVENTS

The Funds and SM&R have determined that it is in the best interest of the Funds and the Class C Shareholders to eliminate Class C shares. Class C shares will be automatically converted, at net asset value, to Class A shares of the Funds effective November 1, 2000. On and after that date Class C shares will no longer be available for sale and considered closed.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
SM&R Investments, Inc.

We have audited the accompanying statements of assets and liabilities of SM&R Investments, Inc. comprised of SM&R Government Bond Fund, SM&R Primary Fund, SM&R Tax Free Fund and SM&R Money Market Fund, including the schedule of investments as of August 31, 2000, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended (with respect to SM&R Money Market Fund for the year ended August 31, 2000 and the period January 1, 1999 to August 31, 1999) and the financial highlights for each of the three years in the period then ended (with respect to SM&R Money Market Fund for the year ended August 31, 2000 and the period January 1, 1999 to August 31, 1999). These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended August 31, 1997 were audited by other auditors whose report dated October 10, 1997, issued an unqualified opinion.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SM&R Investments, Inc. as of August 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended (with respect to SM&R Money Market Fund for the year ended August 31, 2000 and the period January 1, 1999 to August 31, 1999) and the financial highlights for each of the three years in the period then ended (with respect to SM&R Money Market Fund for the year ended August 31, 2000 and the period January 1, 1999 to August 31, 1999), in conformity with generally accepted accounting principles.

                                                   Tait, Weller & Baker

Philadelphia, Pennsylvania
September 29, 2000

                              SM&R EQUITY FUNDS
                            SM&R GROWTH FUND, INC.
                        SM&R EQUITY INCOME FUND, INC.
                           SM&R BALANCED FUND, INC.
                            SM&R INVESTMENTS, INC.
                         SM&R GOVERNMENT BOND FUND
                             SM&R TAX FREE FUND
                             SM&R PRIMARY FUND
                          SM&R MONEY MARKET FUND

-------------------------------------------------------------------------------
                             HOW TO REACH US:

      SHAREHOLDER SERVICES                            SALES AND MARKETING
        (800) 231-4639                                   (800) 526-8346



 FUND QUOTES AND INVESTOR HOTLINE                   TO REQUEST A PROSPECTUS
       (877) 239-2049                                   (800) 231-4639


                   VISIT OUR WEBSITE AT: WWW.SMRINVEST.COM
-------------------------------------------------------------------------------



                     [LOGO SM&R]   SECURITIES MANAGEMENT
                                   AND RESEARCH, INC.
                                   MANAGER & DISTRIBUTOR
                                   ----------------------
                                   MEMBER NASD, SIPC

                2450 South Shore Blvd. -  League City, TX 77573
                                   (281) 334-2469


                                   Form 9202 - 10/00